Condensed Consolidating Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 407	$ 627	$ 652		$ 961	$ 961
Intercompany accounts receivable	0	0
Margin deposits and guaranty funds	55,150	51,169
Intercompany note receivable- short term	0	0
Other current assets	1,576	1,517
Total current assets	(57,133)	(53,313)
Property and equipment, net	1,129	1,037
Other non-current assets:
Goodwill and other intangible assets, net	22,711	22,837
Investment in subsidiary	0	0
Intercompany note receivable	0	0
Other Assets, Noncurrent, Condensed	1,030	800
Other non-current assets	334	238
Total other non-current assets	23,741	23,637
Total assets	(82,003)	(77,987)
Current liabilities:
Short-term debt	2,493	2,591
Margin deposits and guaranty funds	55,150	51,169
Intercompany payable	0	0
Note payable to affiliates	0	0
Other current liabilities	974	983
Total current liabilities	58,617	54,743
Non-current liabilities:
Noncurrent deferred tax liability, net	2,958	2,837
Long-term debt	3,871	4,717
Note payable to affiliates	0	0
Other non-current liabilities	3,725	3,652
Total non-current liabilities	7,596	8,369
Total liabilities	66,213	63,112
Redeemable non-controlling interest	36	35
Equity:
Total shareholders’ equity	15,717	14,808
Non-controlling interest in consolidated subsidiaries	37	32
Total shareholders’ equity	15,754	14,840	12,392	$ 12,381
Total liabilities and equity	82,003	77,987
ICE Group, Inc. (Parent)
Current assets:
Cash and cash equivalents	1	1	6		2
Intercompany accounts receivable	2,340	3,176
Margin deposits and guaranty funds	0	0
Intercompany note receivable- short term	0	0
Other current assets	0	5
Total current assets	(2,341)	(3,182)
Property and equipment, net	0	0
Other non-current assets:
Goodwill and other intangible assets, net	0	0
Investment in subsidiary	23,266	21,120
Intercompany note receivable	620	0
Other Assets, Noncurrent, Condensed	100	20
Total other non-current assets	23,986	21,140
Total assets	(26,327)	(24,322)
Current liabilities:
Short-term debt	1,642	2,591
Margin deposits and guaranty funds	0	0
Intercompany payable	0	0
Note payable to affiliates	281	358
Other current liabilities	31	36
Total current liabilities	1,954	2,985
Non-current liabilities:
Long-term debt	3,871	3,865
Note payable to affiliates	4,781	2,629
Other non-current liabilities	4	35
Total non-current liabilities	8,656	6,529
Total liabilities	10,610	9,514
Redeemable non-controlling interest	0	0
Equity:
Total shareholders’ equity	15,717	14,808
Non-controlling interest in consolidated subsidiaries	0	0
Total shareholders’ equity	15,717	14,808
Total liabilities and equity	26,327	24,322
Subsidiary Guarantor - NYSE Euronext Holdings, LLC
Current assets:
Cash and cash equivalents	0	0	5		0
Intercompany accounts receivable	0	0
Margin deposits and guaranty funds	0	0
Intercompany note receivable- short term	281	705
Other current assets	0	0
Total current assets	(281)	(705)
Property and equipment, net	0	0
Other non-current assets:
Goodwill and other intangible assets, net	0	0
Investment in subsidiary	13,238	9,840
Intercompany note receivable	5,958	3,128
Other Assets, Noncurrent, Condensed	11	10
Total other non-current assets	19,207	12,978
Total assets	(19,488)	(13,683)
Current liabilities:
Short-term debt	851	0
Margin deposits and guaranty funds	0	0
Intercompany payable	1,935	1,784
Note payable to affiliates	23	0
Other current liabilities	0	0
Total current liabilities	2,809	1,784
Non-current liabilities:
Long-term debt	0	852
Note payable to affiliates	1,592	741
Other non-current liabilities	0	0
Total non-current liabilities	1,592	1,593
Total liabilities	4,401	3,377
Redeemable non-controlling interest	0	0
Equity:
Total shareholders’ equity	15,087	10,306
Non-controlling interest in consolidated subsidiaries	0	0
Total shareholders’ equity	15,087	10,306
Total liabilities and equity	19,488	13,683
Subsidiary Non-Guarantors
Current assets:
Cash and cash equivalents	406	626	641		959
Intercompany accounts receivable	0	0
Margin deposits and guaranty funds	55,150	51,169
Intercompany note receivable- short term	23	77
Other current assets	1,576	1,512
Total current assets	(57,155)	(53,384)
Property and equipment, net	1,129	1,037
Other non-current assets:
Goodwill and other intangible assets, net	22,711	22,837
Investment in subsidiary	0	0
Intercompany note receivable	6,373	3,370
Other Assets, Noncurrent, Condensed	919	770
Total other non-current assets	30,003	26,977
Total assets	(88,287)	(81,398)
Current liabilities:
Short-term debt	0	0
Margin deposits and guaranty funds	55,150	51,169
Intercompany payable	405	1,392
Note payable to affiliates	0	424
Other current liabilities	943	947
Total current liabilities	56,498	53,932
Non-current liabilities:
Long-term debt	0	0
Note payable to affiliates	6,578	3,128
Other non-current liabilities	3,721	3,617
Total non-current liabilities	10,299	6,745
Total liabilities	66,797	60,677
Redeemable non-controlling interest	36	35
Equity:
Total shareholders’ equity	21,417	20,654
Non-controlling interest in consolidated subsidiaries	37	32
Total shareholders’ equity	21,454	20,686
Total liabilities and equity	88,287	81,398
Consolidating Adjustments
Current assets:
Cash and cash equivalents	0	0	$ 0		$ 0
Intercompany accounts receivable	(2,340)	(3,176)
Margin deposits and guaranty funds	0	0
Intercompany note receivable- short term	(304)	(782)
Other current assets	0	0
Total current assets	(2,644)	(3,958)
Property and equipment, net	0	0
Other non-current assets:
Goodwill and other intangible assets, net	0	0
Investment in subsidiary	(36,504)	(30,960)
Intercompany note receivable	(12,951)	(6,498)
Other Assets, Noncurrent, Condensed	0	0
Total other non-current assets	(49,455)	(37,458)
Total assets	52,099	41,416
Current liabilities:
Short-term debt	0	0
Margin deposits and guaranty funds	0	0
Intercompany payable	(2,340)	(3,176)
Note payable to affiliates	(304)	(782)
Other current liabilities	0	0
Total current liabilities	(2,644)	(3,958)
Non-current liabilities:
Long-term debt	0	0
Note payable to affiliates	(12,951)	(6,498)
Other non-current liabilities	0	0
Total non-current liabilities	(12,951)	(6,498)
Total liabilities	(15,595)	(10,456)
Redeemable non-controlling interest	0	0
Equity:
Total shareholders’ equity	(36,504)	(30,960)
Non-controlling interest in consolidated subsidiaries	0	0
Total shareholders’ equity	(36,504)	(30,960)
Total liabilities and equity	$ (52,099)	$ (41,416)